UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CRCM L.P.
Address:     One Maritime Plaza, Suite 1107
             San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Chun R. Ding
Title:       Manager of CRCM LLC
             General Partner of CRCM L.P.
Phone:       (415) 578-5700
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
Signature, Place and Date of Signing     /s/ Jessica Ngo                        San Francisco, CA          11/05/2010
                                         ------------------------------------   -----------------          --------------
                                         By:  Jessica Ngo, as Attorney-in-Fact  [City, State]              [Date]
                                         for Chun R. Ding, Manager
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    10 Data Records

Form 13F Information Table Value Total:    $122,562 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number       Name

1       28-12617                   ChinaRock Capital Management Limited

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
           Column 1                   Column 2    Column 3 Column 4        Column 5       Column 6   Column 7       Column 8

                                                                                                                     Voting
                                      Title of               Value     SHS or   SH/ Put/ Investment   Other         Authority
        Name of Issuer                 Class        CUSIP   (x$1000)   PRN Amt  PRN Call Discretion  Manager  Sole   Shared    None
51JOB INC                            Equity ADR   316827104   3,560      95,000  SH     SHARE-DEFINED    1            95,000
CHINAEDU CORP                        Equity ADR   16945L107   1,204     172,676  SH     SHARE-DEFINED    1           172,676
CHINDEX INTERNATIONAL INC            Equity       169467107     760      50,305  SH     SHARE-DEFINED    1            50,305
ELONG INC-SPONSORED                  Equity ADR   290138205  18,438     965,324  SH     SHARE-DEFINED    1           965,324
FOCUS MEDIA HOLDING                  Equity ADR   34415V109  21,827     900,000  SH     SHARE-DEFINED    1           900,000
SOUFUN HOLDINGS LTD                  Equity ADR   836034108  10,429     160,000  SH     SHARE-DEFINED    1           160,000
THE9 LTD                             Equity ADR   88337K104  13,037   2,512,000  SH     SHARE-DEFINED    1         2,512,000
TONGJITANG CHINESE MEDIC             Equity ADR   89025E103   2,559     712,883  SH     SHARE-DEFINED    1           712,883
VIMICRO INTERNATIONAL CO             Equity ADR   92718N109     686     200,000  SH     SHARE-DEFINED    1           200,000
YINGLI GREEN ENERGY HOLD CV          Convertible  98584BAA1  50,062  43,245,000  PRN    SHARE-DEFINED    1        43,245,000
0.000 15 Dec 12                      Bond
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